Expense Example	Sep. 11, 2026 USD ($)
Corgi U.S. Equities 15% Structured Buffer ETF - September Series | Corgi U.S. Equities 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - October Series | Corgi U.S. Equities 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - November Series | Corgi U.S. Equities 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - December Series | Corgi U.S. Equities 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - January Series | Corgi U.S. Equities 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - February Series | Corgi U.S. Equities 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - March Series | Corgi U.S. Equities 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 15% Structured Buffer ETF - April Series | Corgi U.S. Equities 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - September Series | Corgi U.S. Equities 10% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - October Series | Corgi U.S. Equities 10% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - November Series | Corgi U.S. Equities 10% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - December Series | Corgi U.S. Equities 10% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - January Series | Corgi U.S. Equities 10% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - February Series | Corgi U.S. Equities 10% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - March Series | Corgi U.S. Equities 10% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 10% Structured Buffer ETF - April Series | Corgi U.S. Equities 10% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - September Series | Corgi Growth & Technology 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - October Series | Corgi Growth & Technology 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - November Series | Corgi Growth & Technology 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - December Series | Corgi Growth & Technology 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - January Series | Corgi Growth & Technology 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - February Series | Corgi Growth & Technology 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - March Series | Corgi Growth & Technology 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - April Series | Corgi Growth & Technology 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - September Series | Corgi Growth Technology 10 Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - October Series | Corgi Growth & Technology 10% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - November Series | Corgi Growth & Technology 10% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - December Series | Corgi Growth & Technology 10% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - January Series | C000275013 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - February Series | Corgi Growth & Technology 10% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - March Series | Corgi Growth & Technology 10% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - April Series | Corgi Growth & Technology 10% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - February Series | U.S. Small-Cap 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - September Series | Corgi U.S. Equities 30% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - October Series | Corgi U.S. Equities 30% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - November Series | Corgi U.S. Equities 30% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - December Series | Corgi U.S. Equities 30% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - January Series | Corgi U.S. Equities 30% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - February Series | Corgi U.S. Equities 30% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - March Series | Corgi U.S. Equities 30% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - April Series | Corgi U.S. Equities 30% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - September Series | Corgi U.S. Equities 100% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - October Series | Corgi U.S. Equities 100% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - November Series | Corgi U.S. Equities 100% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - December Series | Corgi U.S. Equities 100% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - January Series | Corgi U.S. Equities 100% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - February Series | Corgi U.S. Equities 100% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - March Series | Corgi U.S. Equities 100% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - April Series | Corgi U.S. Equities 100% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - September Series | Corgi International Developed Equities 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - October Series | Corgi International Developed Equities 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - November Series | Corgi International Developed Equities 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - December Series | Corgi International Developed Equities 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - January Series | Corgi International Developed Equities 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - February Series | Corgi International Developed Equities 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - March Series | Corgi International Developed Equities 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - April Series | Corgi International Developed Equities 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	$ 99